Trading Activities	12 Months Ended
Dec. 31, 2019
Trading Activities [Abstract]
Trading Activities

Note 4: Trading Activities

Table 4.1 presents a summary of our trading assets and liabilities measured at fair value through earnings.

Table 4.1: Trading Assets and Liabilities

(in millions)	Dec 31, 2019	Dec 31, 2018
Trading assets:
Debt securities	$79,733	69,989
Equity securities	27,440	19,449
Loans held for sale	972	1,469
Gross trading derivative assets	34,825	29,216
Netting (1)	(21,463)	(19,807)
Total trading derivative assets	13,362	9,409
Total trading assets	121,507	100,316
Trading liabilities:
Short sale	17,430	19,720
Gross trading derivative liabilities	33,861	28,717
Netting (1)	(26,074)	(21,178)
Total trading derivative liabilities	7,787	7,539
Total trading liabilities	$25,217	27,259

(1)	Represents balance sheet netting for trading derivative asset and liability balances, and trading portfolio level counterparty valuation adjustments.
Table 4.2 provides a summary of the net interest income earned from trading securities, and net gains and losses due to the realized and unrealized gains and losses from trading activities. Net interest income also includes dividend income on trading securities and dividend expense on trading securities we have sold, but not yet purchased.
Table 4.2: Net Interest Income and Net Gains (Losses) on Trading Activities

	Year ended December 31,
(in millions)	2019	2018	2017
Interest income:
Debt securities	$3,130	2,831	2,313
Equity securities	579	587	515
Loans held for sale	78	62	38
Total interest income	3,787	3,480	2,866
Less: Interest expense	525	587	416
Net interest income	3,262	2,893	2,450
Net gains (losses) from trading activities (1):
Debt securities	1,053	(824)	125
Equity securities	4,795	(4,240)	3,394
Loans held for sale	12	(1)	45
Derivatives (2)	(4,867)	5,667	(3,022)
Total net gains from trading activities	993	602	542
Total trading-related net interest and noninterest income	$4,255	3,495	2,992

(1)	Represents realized gains (losses) from our trading activities and unrealized gains (losses) due to changes in fair value of our trading positions.
(2)
Excludes economic hedging of mortgage banking and asset/liability management activities, for which hedge results (realized and unrealized) are reported with the respective hedged activities.